Notes Receivable - Gryphon Note Receivable (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended
	Apr. 04, 2022	Jan. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Sep. 29, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Stated interest rate			10.00%		10.00%
Forgiveness of note receivable	$ 13,100		$ (13,145)	$ 0	$ (13,145)	$ 0
Gryphon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, gross			$ 0		$ 0		$ 10,300	$ 12,500
Advancements on loans and leases receivable, gross		$ 2,500
Stated interest rate			9.50%		9.50%